Fair Value Measurement - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Expected term (years) [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.7	4.4
Expected term (years) [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	4.1	4.9
Expected term (years) [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		5
Expected term (years) [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		5
Expected term (years) [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0.9
Expected term (years) [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			4.6
Expected term (years) [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			5
Expected term (years) [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		5
Expected term (years) [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		5
Expected term (years) [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		1
Risk-free interest rate [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.74	4.4
Risk-free interest rate [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.74	4.2
Risk-free interest rate [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.3
Risk-free interest rate [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.3
Risk-free interest rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.2
Risk-free interest rate [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			4.4
Risk-free interest rate [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			4.2
Risk-free interest rate [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.3
Risk-free interest rate [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.3
Risk-free interest rate [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		4.3
Expected volatility [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	110	114.2
Expected volatility [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	110	114.2
Expected volatility [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		114.2
Expected volatility [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		114.2
Expected volatility [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		156.2
Expected volatility [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			113.8
Expected volatility [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			113.8
Expected volatility [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		113.8
Expected volatility [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		113.8
Expected volatility [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		157.5
Expected dividend yield [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0	0
Expected dividend yield [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0	0
Expected dividend yield [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			0
Expected dividend yield [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input			0
Expected dividend yield [Member] | December 2024 Issuance [Member] | Pre-funded Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Probability of a Fundamental Event [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Probability of a Fundamental Event [Member] | December 2024 Issuance [Member] | December 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Conversion discount [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Conversion discount [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Interest Rate [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Interest Rate [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Redemption premium [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		50,000
Redemption premium [Member] | December 2024 Issuance [Member] | Embedded Derivative Liability [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		50,000